Equity-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of Service-Based And Performance-Based Awards
A summary of our phantom unit activity for our service-based and performance-based awards is set forth below:

	Service-Based Awards			Performance-Based Awards
	Number of Phantom Units	Average Grant Date Fair Value	Total Value (in thousands)	Number of Phantom Units	Average Grant Date Fair Value	Total Value (in thousands)
Unvested at December 31, 2017	239,837	$34.81	$8,349	582,375	$34.73	$20,228
Granted	28,484	$22.12	630	—	$—	—
Forfeited	(17,073)	$31.46	(537)	(67,266)	$33.49	(2,253)
Settled	(55,309)	$44.92	(2,484)	(137,103)	$45.40	(6,224)
Unvested at December 31, 2018	195,939	$30.40	$5,958	378,006	$31.09	$11,751

Schedule of Equity-Based Compensation Expense
Equity-based compensation expense during the three years ended December 31, 2018 was as follows:

	Expense Related to Equity-Based Compensation Plans
Consolidated Statement of Operations	2018	2017	2016
Onshore facilities and transportation operating costs	$140	$(1,137)	$1,688
Marine transportation operating costs	183	(483)	1,089
Sodium minerals and sulfur services operating costs	112	(533)	547
Offshore pipeline operating costs	297	(152)	681
General and administrative expenses	1,239	(2,272)	4,575
Total	$1,971	$(4,577)	$8,580